Advances for drillships under construction (Tables)	12 Months Ended
Dec. 31, 2013
Advances For Drillships Under Construction [Abstract]
Advances for drillships under Construction

	2012	2013
Balance at beginning of year	$754,925	$992,825
Advances for drillships under construction and related costs	237,900	1,112,237
Drillships delivered	-	(1,442,749)
Balance at end of year	$992,825	$662,313